SEGMENT INFORMATION - RECONCILIATION OF SEGMENT RESULTS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($) [1]	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Disclosure of reconciliation of segment results [line items]
Segment result	¥ 1,347,132	$ 207,050	¥ 1,544,009	¥ 1,451,838
Income tax expense	(335,364)	(51,544)	(390,309)	(388,530)
Profit for the year	1,011,768	$ 155,506	1,153,700	1,063,308
Eliminations [member]
Disclosure of reconciliation of segment results [line items]
Segment result	(8,988)		(8,659)	(6,862)
Profit for the year	(8,988)		(8,659)	(6,862)
The Railway Transportation Business [member]
Disclosure of reconciliation of segment results [line items]
Segment result	1,341,601		1,549,120	1,487,249
Income tax expense	(328,727)		(385,840)	(372,142)
Profit for the year	1,012,874		1,163,280	1,115,107
All other segments [member]
Disclosure of reconciliation of segment results [line items]
Segment result	14,519		3,548	(28,549)
Income tax expense	(6,637)		(4,469)	(16,388)
Profit for the year	¥ 7,882		¥ (921)	¥ (44,937)

[1]	* Translation of amounts from Renminbi (“RMB”) into United States dollars (“US$”) for the convenience of the reader has been made at US$1.00=RMB6.5063, the certified exchange rates for December 29, 2017 as published by the Federal Reserve Board of the United States. No representation is made that the RMB amounts could have been, or could be, converted into US$ at that rate on December 29, 2017 or on any other date.